Pension and Other Postretirement Benefits - Expected Amortization of Accumulated Other Comprehensive Loss as Components of Net Periodic Benefit Cost (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	$ (43)
Amortization of net loss	2,568
Total	2,525
Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Amortization of prior service credit	0
Amortization of net loss	69
Total	$ 69